Insurance coverage (Details 1) R$ in Millions	12 Months Ended
Dec. 31, 2017 BRL (R$)
USD
Insurance coverage
Amount insured	R$ 34,511
Units in Brazil
Insurance coverage
Maturity	Apr. 10, 2020
Units in Brazil | USD
Insurance coverage
Maximum indemnity limit	R$ 3,375
Amount insured	R$ 26,406
Units in United States and Germany
Insurance coverage
Maturity	Apr. 10, 2020
Units in United States and Germany | USD
Insurance coverage
Maximum indemnity limit	R$ 500
Amount insured	R$ 2,037
Units in Mexico
Insurance coverage
Maturity	Apr. 10, 2020
Units in Mexico | USD
Insurance coverage
Maximum indemnity limit	R$ 2,936
Amount insured	R$ 6,068